INVESTMENTS IN JOINT VENTURES (Schedule of New Joint Ventures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Schedule of Equity Method Investments [Line Items]
Number of Properties	20	15
Payments to acquired equity method investments, new investments	$ 149,547	$ 63,633
Multifamily Properties [Member] | Western United States [Member]
Schedule of Equity Method Investments [Line Items]
Number of Properties	5	8
Payments to acquired equity method investments, new investments	22,873	19,935
Multifamily Properties [Member] | Ireland [Member]
Schedule of Equity Method Investments [Line Items]
Number of Properties	2
Payments to acquired equity method investments, new investments	34,328
Residential [Member] | Western United States [Member]
Schedule of Equity Method Investments [Line Items]
Number of Properties	2	2
Payments to acquired equity method investments, new investments	19,625	17,942
Commercial [Member] | Western United States [Member]
Schedule of Equity Method Investments [Line Items]
Number of Properties	9	5
Payments to acquired equity method investments, new investments	26,894	25,756
Commercial [Member] | Ireland [Member]
Schedule of Equity Method Investments [Line Items]
Number of Properties	2
Payments to acquired equity method investments, new investments	$ 45,827